Condensed Statement of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net loss	$ (29,827)	¥ (205,065)	¥ (772,730)	¥ (633,598)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	12,894	88,652	(120,963)	142,526
Comprehensive loss	(14,267)	(98,084)	(1,038,607)	(789,396)
Comprehensive loss attributable to the Company's ordinary shareholders	(16,933)	(116,413)	(893,693)	(491,072)
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net loss	(29,827)	(205,065)	(772,730)	(633,598)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	12,894	88,652	(120,963)	142,526
Other comprehensive income (loss), net of tax of nil:	12,894	88,652	(120,963)	142,526
Comprehensive loss	(16,933)	(116,413)	(893,693)	(491,072)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (16,933)	¥ (116,413)	¥ (893,693)	¥ (491,072)